Basis of presentation and significant accounting policies - Subsidiaries (Details)	Mar. 31, 2017	Mar. 31, 2016
Luxoft International Company Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Excelian Singapore Pte Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Symtavision Inc.
Subsidiaries of the Group
Ownership interest (as a percent)		100.00%
Symtavision GmbH
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Luxembourg S.a.r.l
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Sweden
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Netherlands B.V.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft UK Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Excelian Ltd. (UK)
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft USA Inc.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Radius Inc.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Excelian, Inc
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Canada Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Excelian Ltd. (Canada)
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Eastern Europe Ltd
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Mexico S.A. de C.V.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Singapore PTE Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Poland Sp.z.o.o.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft GmbH
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Switzerland GmbH
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Global Operations GmbH
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Vietnam Company Ltd.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Bulgaria EOOD
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional Romania S.R.L.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Software ITC S.A.
Subsidiaries of the Group
Ownership interest (as a percent)	99.40%	99.40%
Luxoft Services LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Research LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Dubna LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Training Center, Autonomous Non-commercial Organization
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Ukraine LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Denmark ApS
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Insys Group Inc.
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Intro Pro US, Inc
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Intro Pro Software Company Limited
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Intro Pro Ukraine, LLC
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Pelagicore AB
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Pelagicore AG
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Luxoft Malaysia Sdn Bhd
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
SME - Science Management and Engineering AG
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Luxoft India, LLP
Subsidiaries of the Group
Ownership interest (as a percent)	100.00%